Credit Facility - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012	Apr. 29, 2011 Amended Credit Agreement
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity				$ 1,000,000
Credit facility maturity term, in years				5 years
Option to increase in commitments under credit agreement, maximum				300,000
Credit facility, expiration date				Apr. 29, 2016
Percentage of Loan Cap under Amended Credit Agreement				10.00%
Amount of Loan Cap under Amended Credit Agreement				50,000
Line of credit facility, amount outstanding		77,000	324,200
Credit facility, fees expensed on unused portion	4,375	3,794	3,343
Letters of credit, outstanding amount	$ 36,782	$ 33,904